UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2007

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		November 7, 2007


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	110863
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
3M COMPANY				COM			604059105	2808		30005	SH		SOLE			27055		0	2950
ALBEMARLE CORP				COM			012653101	 309		 7000	SH		SOLE			 7000		0	   0
ALLTEL CORPORATION			COM			020039103	3320		47650	SH		SOLE			42950		0	4700
AMERICAN EXPRESS COMPANY		COM			025816109	1481		24940	SH		SOLE			21300		0	3640
AMERICAN INTERNATIONAL GROUP		COM			026874107	 555		 8207	SH		SOLE		 	 6857		0	1350
AMERICAN LAND LEASE			COM			027118108	1758		78400	SH		SOLE			72300		0	6100
BANKAMERICA CORP			COM			066050105	3823		76058	SH		SOLE			69258		0	6800
BAXTER INTERNATIONAL INC		COM			071813109	3996		71000	SH		SOLE			64650		0	6350
BB&T CORPORATION			COM			054937107	1824		45172	SH		SOLE			45084		0	  88
BERKSHIRE HATHAWAY CL B			COM			084670207	2320		  587	SH		SOLE		  	  512		0	  75
BIOTECH HOLDERS TRUST			DEPOSTRY RCPTS		09067D201	3568		20300	SH		SOLE			18280		0	2020
BP PLC 					SPONSORED ADR		055622104	3364		48515	SH		SOLE			45765		0	2750
CHEVRONTEXACO CORP			COM			166764100	 384		 4107	SH		SOLE		 	 2636		0	1471
CISCO SYSTEMS				COM			17275R102	 270		 8145	SH		SOLE		 	 6745		0	1400
CITIGROUP INC				COM			172967101	 411		 8797	SH		SOLE		 	 7197		0	1600
COMCAST CORP CLASS A			COM			200300101	3452		142774	SH		SOLE			125024		0      17750
DISNEY WALT HOLDING COMPANY		COM			254687106	3078		89516	SH		SOLE			83816		0	5700
EMERSON ELECTRIC			COM			291011104	2853		53600	SH		SOLE			48250		0	5350
EXXON MOBIL CORP			COM			30231G102	5083		54919	SH		SOLE			48379		0	6540
FPL GROUP INC				COM			302571104	 734		12050	SH		SOLE			11250		0	 800
GENERAL ELECTRIC COMPANY		COM			369604103	4099		99001	SH		SOLE			89216		0       9785
GENWORTH FINANCIAL INC			COM			37247D106	3550	       	115510	SH		SOLE			104810		0	10700
HEWLETT-PACKARD COMPANY			COM			428236103	3909		78507	SH		SOLE			72357		0	6150
HILB ROGAL & HOBBS COMPANY		COM			431294107	2741		63262	SH		SOLE			57062		0	6200
HONEYWELL INTERNATIONAL, INC.		COM			438516106	1090		18335	SH		SOLE			18335		0	   0
INTEL CORPORATION			COM			458140100	3473	       134283	SH		SOLE			121433		0      12850
JOHNSON & JOHNSON			COM			478160104	3432		52232	SH		SOLE			46059		0	6173
KROGER COMPANY				COM			501044101	2262		79300	SH		SOLE			70700		0       8600
LIBERTY MEDIA HOLDING-CAPITAL A		COM			53071M302	1343		10761	SH		SOLE			 9571		0	1190
LIBERTY MEDIA HLDG-INTERACTIVE		COM			53071M104	1070		55709	SH		SOLE			49759		0	5950
LOWES COMPANIES, INC.			COM			548661107	3044		108630	SH		SOLE			99300		0       9330
MCDONALDS CORPORATION			COM			580135101	 216		 3960	SH		SOLE			 3960		0	   0
MCCORMICK & COMPANY			COM			579780206	2944		81850	SH		SOLE			72900		0	8950
MCGRAW-HILL COS INC			COM			580645109	1041		20450	SH		SOLE			19050		0	1400
MEDTRONIC INC				COM			585055106	2998		53144	SH		SOLE			49044		0	4100
MICROSOFT CORP				COM			594918104	3778	       128248	SH		SOLE			115163		0      13085
PAYCHEX INC				COM			718507106	 396		 9659	SH		SOLE			 9659		0	   0
PEPSICO INC				COM			713448108	 318		 4338	SH		SOLE			 4338		0	   0
PFIZER INC				COM			717081103	 363		14854	SH		SOLE			14654		0	 200
PIEDMONT NATURAL GAS COMPANY		COM			720186105	 862		34300	SH		SOLE			28500		0	5800
PROCTOR & GAMBLE CO			COM			742718109	 656		 9330	SH		SOLE			 7757		0	1573
ROYAL DUTCH SHELL PLC			SPONS ADR A		780257804	 310		 3777	SH		SOLE			 3777		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	2816		72692	SH		SOLE			65892		0	6800
SCHLUMBERGER LIMITED			COM			806857108	3932		37450	SH		SOLE			33400		0	4050
SMITHFIELD FOODS INC			COM			832248108	3189	       101250	SH		SOLE			90150		0      11100
SUNTRUST BANKS INC			COM			867914103	 604		 7976	SH		SOLE			 7976		0	   0
THE COCA-COLA COMPANY			COM			191216100	 380		 6613	SH		SOLE			 4008		0	2605
TIME WARNER INC				COM			887315109	2340	       127450	SH		SOLE			115250		0      12200
WACHOVIA CORPORATION			COM			929771103	2751		55653	SH		SOLE			52549		0	3104
WASTE MGMT INC DEL			COM			94106L109	3927	       104050	SH		SOLE			91850		0      12200
WESTERN UN CO				COM			959802109	1293		61650	SH		SOLE			56950		0	4700
WYETH					COM			983024100	 345		 7750	SH		SOLE			 7750		0	   0